Annual Fund Operating Expenses - iShares US Small Cap Value Factor ETF - iShares US Small Cap Value Factor ETF	Oct. 22, 2020
Operating Expenses:
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.30%